Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management
Schedule of exposure to exchange risk

	December 31, 2024		December 31, 2023
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	303,978	1,882,323	280,188	1,356,474
Borrowings and financing – Yen*	36,787,581	1,486,394	41,078,385	1,405,702
Interest and charges from borrowings and financing – US$		24,030		15,510
Interest and charges from borrowings and financing – Yen		8,364		8,167
Total exposure		3,401,111		2,785,853
Borrowing cost – US$		(42,510)		(37,520)
Borrowing cost – Yen		(2,236)		(2,442)
Total foreign-currency denominated borrowings (Note 18)		3,356,365		2,745,891
(*)	Debt in Yen measured at fair value as part of the hedge contract, as detailed in Note 5.1(d).

Schedule of prices exchange variations

	December 31, 2024	December 31, 2023	Variation
US$	R$ 6.1923	R$ 4.8413	27.9%
Iene	R$ 0.03947	R$ 0.03422	15.3%

Schedule of scenario of effect on the income statement

Probable scenario
(*)
Net currency exposure as of December 31, 2024 in US$ - Liabilities	303,978

US$ rate as of December 31, 2024	6.1923
Exchange rate estimated according to the scenario	6.0000
Difference between the rates	0.1923

Effect on the net financial result R$ - (loss)	58,455

Net currency exposure as of December 31, 2024 in Yen - Liabilities	36,787,581

Yen rate as of December 31, 2024	0.03947
Exchange rate estimated according to the scenario	0.04183
Difference between the rates	(0.00236)

Effect on the net financial result R$ - (loss)	(86,819)

Total effect on the net financial result in R$ - (loss)	(28,364)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2025, were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of December 31, 2024, respectively, excluding the effects of hedge contracted at the end of 2024, according to Note 5.1 (d).

Schedule of borrowings and financing subject to different inflation adjustment indices

	December 31, 2024	December 31, 2023
CDI(i)	15,250,135	9,966,111
TR(ii)	1,683,342	1,684,711
IPCA(iii)	2,982,735	3,038,378
TJLP(iv)	1,067,436	1,365,806
SOFR(v)	1,882,325	1,356,473
Interest and charges	572,399	392,906
Total	23,438,372	17,804,385

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Schedule of credit risk

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA+.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

Schedule of rating assessment

	December 31, 2024	December 31, 2023
Cash and cash equivalents and financial investments
AAA(bra)	4,186,146	2,940,690
Others (*)	1,196,154	324,546
	5,382,300	3,265,236

(*)	As of December 31, 2024, this category includes R$ 298 (R$ 322,241 as of December 31, 2023) referring to Banco BV and the amount of R$ 1,195,511 referring to Banco Santander (as of December 31, 2023 – R$ 1,680), current accounts, and financial investments, which are not rated by Fitch.

Schedule of liquidity risk

	2025	2026	2027	2028	2029	2030 onwards	Total
As of December 31, 2024

Liabilities
Borrowings and financing	5,486,592	6,993,902	4,148,835	3,247,705	3,697,777	14,911,951	38,486,762
Trade payables and contractors	766,609	-	-	-	-	-	766,609
Services payable	1,438,507	-	-	-	-	-	1,438,507
Public-Private Partnership – PPP	452,323	470,080	487,400	505,288	523,832	5,918,847	8,357,770
Total	8,144,031	7,463,982	4,636,235	3,752,993	4,221,609	20,830,798	49,049,648

Schedule of gains and losses in the financial result

Operation	Currency	Financing	Notional Value Yen/US$ (thousand)	Fair Value of the Asset Position	Fair Value of the Liability Position	Gain / (Loss) with Derivatives – Swap settled on December 12
1	Yen	JICA 15 CONS	3,927,290	156,198	136,392	19,806
2	Yen	JICA 15 WORK	1,834,860	73,140	63,867	9,273
3	Yen	JICA 17 WORK	2,559,546	101,391	86,138	15,253
4	Yen	JICA 17 CONS	616,110	24,365	20,699	3,666
5	Yen	JICA 18 WORK	1,781,080	70,982	62,084	8,898
6	Yen	JICA 18 CONS	3,399,720	135,197	118,310	16,887
7	Yen	JICA 19 WORK	20,139,925	800,653	711,620	89,033
8	Yen	JICA 19 CONS	2,529,050	100,013	88,888	11,125
Subtotal			36,787,581	1,461,939	1,287,998	173,941
9	US$	IDB 1212	10,278	63,456	55,282	8,174
10	US$	IDB 4623	156,958	921,231	803,855	117,376
11	US$	IBRD 7662-BR	57,848	353,395	311,524	41,871
12	US$	IBRD 8916	78,894	376,478	338,041	38,437
Subtotal	Currency		303,978	1,714,560	1,508,702	205,858
Total				3,176,499	2,796,700	379,799

Schedule of operations outstanding

Operation	Currency	Financing	Notional Value Yen/US$	Fair Value of the Asset Position	Fair Value of the Liability Position	Fair Value, Net	Gain / (loss) with Derivatives- swap from December 12 to 31	Derivative instruments – swap designated as Cash Flow Hedge	Fair Value
1	Yen	JICA 15 CONS	3,927,290	154,834	156,205	(1,371)	(1,371)	-	326
2	Yen	JICA 15 WORK	1,834,860	75,069	73,013	2,056	2,056	-	(2,550)
3	Yen	JICA 17 WORK	2,559,546	105,119	101,762	3,357	3,357	-	(4,027)
4	Yen	JICA 17 CONS	616,110	25,302	24,476	826	826	-	(984)
5	Yen	JICA 18 WORK	1,781,080	70,242	70,869	(627)	(627)	-	153
6	Yen	JICA 18 CONS	3,399,720	134,034	135,221	(1,187)	(1,187)	-	282
7	Yen	JICA 19 WORK	20,139,925	823,242	800,959	22,283	22,283	-	(27,597)
8	Yen	JICA 19 CONS	2,529,050	99,813	100,460	(647)	(647)	-	9
Subtotal			36,787,581	1,487,655	1,462,965	24,690	24,690	-	(34,388)
9	US$	IDB 1212	10,278	65,698	62,314	3,384	-	3,384	-
10	US$	IDB 4623	156,958	972,082	951,770	20,312	-	20,312	-
11	US$	IBRD 7662-BR	57,848	355,973	350,680	5,293	-	5,293	-
12	US$	IBRD 8916	78,894	492,665	478,904	13,761	-	13,761	-
Subtotal			303,978	1,886,418	1,843,668	42,750	-	42,750	-
Total				3,374,073	3,306,633	67,440	24,690	42,750	(34,388)
	Cost of hedged instruments reclassified to other comprehensive income			-	-	-	-	(55,402)	-
	Other comprehensive income			-	-	-	-	12,652	-
	Deferred income tax and social contribution			-	-	-	-	(4,302)	-
	Other comprehensive income - net			-	-	-	-	8,350	-

Schedule of sensitivity analysis on interest rate risk

December 31, 2024
Indicators	Exposure	Probable scenario

Assets
CDI	5,659,878	15.4100%(**)
Financial income		872,187

Liabilities
CDI	(15,250,135)	15.4100%(**)
Interest to be incurred		(2,350,046)
CDI net exposure	(9,590,257)	(1,477,859)

Assets
IPCA	17,601,626	4,9900%(*)
Operating revenue		878,321

Liabilities
IPCA	(2,982,735)	4,9900%(*)
Interest to be incurred		(148,838)
IPCA net exposure	(14,618,891)	729,483

Liabilities
TR	(1,683,342)	0.0191%(**)
Expenses to be incurred		(322)

TJLP	(1,067,436)	7.9500%(*)
Interest to be incurred		(84,861)

SOFR (***)	(1,882,325)	4.1870%(**)
Interest to be incurred		(78,813)

Total expenses to be incurred, net		(912,372)

(*)	Source: BACEN and LCA of December 31, 2024
(**)	Source: B3 of December 31, 2024
(***)	Source: Bloomberg – Hedged by financial instrument

Schedule of capital management

	December 31, 2024	December 31, 2023

Total borrowings and financing (Note 18)	25,258,297	19,536,350
(-) Cash and cash equivalents (Note 7)	(1,682,606)	(838,484)
(-) Financial investments (Note 8)	(3,699,694)	(2,426,752)

Net debt	19,875,997	16,271,114
Total equity	36,928,054	29,857,376

Total (shareholders plus providers of capital)	56,804,051	46,128,490

Leverage ratio	35%	35%

Schedule of estimated fair values of the financial instruments

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	1,682,606	1,682,606	838,484	838,484
Financial investments	4,468,751	4,468,751	2,426,752	2,426,752
Restricted cash	37,715	37,715	54,944	54,944
Trade receivables	4,222,355	4,222,355	3,856,723	3,856,723
Instrumentos financeiros derivativos	67,440	67,440	-	-
Water and Basic Sanitation National Agency – ANA	1,993	1,993	2,673	2,673
Financial asset (indemnity)	17,601,626	17,601,626	-	-
Other assets	230,900	230,900	196,065	196,065

Schedule of financial liabilities

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	25,258,297	26,362,590	19,536,350	19,950,055
Trade payables and contractors	766,609	766,609	456,215	456,215
Services payable	1,438,507	1,438,507	750,732	750,732
Program contract commitments	-	-	34,016	34,016
Public-Private Partnership - PPP	3,306,219	3,306,219	3,286,614	3,286,614

The criteria adopted to obtain the fair values of borrowings and financing are as follows:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by Brazilian Financial and Capital Markets Association (ANBIMA) in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by the carrying amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates plus Secured Overnight Finance Rate (SOFR’s) future rate, obtained with Bloomberg, adjusted to present value using the exchange coupon curve obtained with B3, plus future Treasury Financial Bills (LFT), disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2024.

(vi)	The contracts with the JPY + (YEN) index are projected until final maturity in the original currency, using the contracted interest rates, translated to the Brazilian real through the JPY/BRL forward rate (NDF) for the term and adjusted to present value using the interpolated DI curve, obtained from B3, and the accounting value is the same as the fair value. Additionally, for hedge accounting purposes, the IRR (Internal Rate of Return) at inception is used, calculated at the moment of designation.

(vii)	Lease and finance leases based on IFRS 16 correspond to instruments valued at their present value. Thus, the Company discloses the amount recorded as of December 31, 2024 as market value.